UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (98.6%)
Aerospace & Defense (2.2%)
Boeing	1,300	$ 461
Spirit AeroSystems Holdings, Cl A	5,500	563
Textron	8,800	516
United Technologies	9,300	1,283

		2,823

Agricultural Operations (0.5%)
Archer-Daniels-Midland	14,400	618

Agricultural Products (0.7%)
Bunge	6,300	501
Ingredion	3,100	445

		946

Air Freight & Logistics (0.4%)
FedEx	1,900	499

Aircraft (2.2%)
Alaska Air Group	3,800	250
American Airlines Group	7,600	413
Delta Air Lines	19,300	1,096
Southwest Airlines	8,000	486
United Continental Holdings*	8,000	542

		2,787

Apparel Retail (0.3%)
Foot Locker	3,500	172
Gap	6,400	213

		385

Apparel/Textiles (0.4%)
Michael Kors Holdings*	7,200	475

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	3,400	574
Bank of New York Mellon	21,400	1,213
State Street	6,300	694

		2,481

Automotive (3.1%)
American Axle & Manufacturing Holdings*	12,100	213
BorgWarner	9,800	551
Cooper Tire & Rubber	7,900	309
Ford Motor	79,100	868
General Motors	28,100	1,192
Goodyear Tire & Rubber	13,500	470
Lear	2,200	425

		4,028

Banks (12.0%)
Bank of America	111,800	3,578

LSV Conservative Value Equity Fund
	Shares	Value (000)
Banks (continued)
CIT Group	7,500	$ 380
Citizens Financial Group	15,800	725
Fifth Third Bancorp	14,400	477
JPMorgan Chase	34,800	4,025
Keycorp	22,700	486
PNC Financial Services Group	9,300	1,470
Regions Financial	35,800	688
SunTrust Banks	13,300	940
US Bancorp	7,300	417
Wells Fargo	34,300	2,256

		15,442

Biotechnology (2.3%)
Amgen	8,400	1,563
Biogen*	1,800	626
Gilead Sciences	9,900	829

		3,018

Broadcasting, Newspapers & Advertising (0.1%)
TEGNA	8,600	124

Building & Construction (0.4%)
Owens Corning	5,700	530

Cable & Satellite (0.5%)
Comcast, Cl A	16,000	680

Chemicals (2.2%)
Celanese, Cl A	5,100	552
DowDuPont	5,000	378
Eastman Chemical	7,300	724
Huntsman	14,100	487
LyondellBasell Industries, Cl A	5,800	695

		2,836

Commercial Printing (0.0%)
LSC Communications	1,262	17
RR Donnelley & Sons	3,366	28

		45

Computer & Electronics Retail (0.6%)
Best Buy	9,400	687
GameStop, Cl A	5,600	94

		781

Computers & Services (4.2%)
Apple	3,700	619
CA	11,000	394
DXC Technology	3,109	310
Hewlett Packard Enterprise	36,200	594
HP	39,300	916
International Business Machines	6,300	1,031

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Computers & Services (continued)
Oracle	12,600	$ 650
Seagate Technology	8,000	442
Western Digital	4,300	383

		5,339

Consumer Discretionary (1.2%)
Procter & Gamble	17,400	1,502

Diversified REIT’s (0.2%)
Select Income	13,600	304

Drug Retail (0.9%)
Walgreens Boots Alliance	14,800	1,114

Electrical Components & Equipment (0.4%)
Energizer Holdings	9,600	559

Electrical Services (4.1%)
Ameren	7,900	447
Edison International	5,900	369
Entergy	8,700	685
Exelon	25,700	990
FirstEnergy	19,100	628
General Electric	41,300	668
Pinnacle West Capital	4,000	320
Public Service Enterprise Group	17,100	887
SCANA	6,500	264

		5,258

Financial Services (5.4%)
Capital One Financial	9,000	935
Citigroup	34,700	2,723
Discover Financial Services	6,600	527
Goldman Sachs Group	3,800	1,018
Morgan Stanley	25,600	1,448
Navient	17,400	248

		6,899

Food, Beverage & Tobacco (2.0%)
JM Smucker	6,300	799
Philip Morris International	7,400	794
Pilgrim’s Pride*	14,600	405
Tyson Foods, Cl A	8,100	617

		2,615

General Merchandise Stores (0.9%)
Target	14,800	1,113

Health Care Distributors (0.8%)
Cardinal Health	5,000	359
McKesson	3,800	642

		1,001

LSV Conservative Value Equity Fund
	Shares	Value (000)
Health Care Equipment (0.4%)
Medtronic	6,100	$ 524

Health Care Facilities (0.2%)
LifePoint Health*	4,900	242

Health Care REIT’s (0.2%)
Senior Housing Properties Trust	15,800	274

Health Care Services (1.3%)
Express Scripts Holding*	12,900	1,021
HCA Holdings	6,000	607

		1,628

Homefurnishing Retail (0.1%)
Bed Bath & Beyond	6,300	145

Hotels & Lodging (0.8%)
Royal Caribbean Cruises	3,900	521
Wyndham Worldwide	4,000	496

		1,017

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	3,200	581

Human Resource & Employment Services (0.5%)
ManpowerGroup	4,500	591

Insurance (7.1%)
Aetna	6,100	1,140
Aflac	3,700	326
Allstate	8,700	859
American International Group	6,100	390
Anthem	3,200	793
Brighthouse Financial*	1,390	89
Hartford Financial Services Group	9,100	535
Lincoln National	8,500	704
MetLife	15,300	735
Principal Financial Group	8,100	548
Prudential Financial	9,600	1,141
Travelers	6,300	944
Unum Group	9,900	527
XL Group	10,400	383

		9,114

Machinery (1.0%)
AGCO	4,900	356
Cummins	3,100	583
Oshkosh	4,400	399

		1,338

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Metal & Glass Containers (0.2%)
Owens-Illinois*	13,600	$ 316

Mortgage REIT’s (0.2%)
Annaly Capital Management	26,400	278

Motorcycle Manufacturers (0.2%)
Harley-Davidson	5,400	262

Multimedia (0.8%)
Time Warner	7,400	705
Viacom, Cl B	8,400	281

		986

Multi-Sector Holdings (3.0%)
Berkshire Hathaway, Cl B*	17,900	3,837

Office Electronics (0.3%)
Xerox	10,000	341

Office Equipment (0.1%)
Pitney Bowes	12,900	182

Office REIT’s (0.2%)
Mack-Cali Realty	13,700	275

Oil & Gas Equipment & Services (0.6%)
McDermott International*	48,700	427
Schlumberger	4,400	324

		751

Paper & Paper Products (0.3%)
Domtar	7,800	401

Paper Packaging (1.0%)
Avery Dennison	3,200	393
International Paper	6,800	427
WestRock	7,900	526

		1,346

Petroleum & Fuel Products (7.0%)
Andeavor	3,300	357
Chevron	13,800	1,730
ExxonMobil	38,900	3,396
Marathon Petroleum	12,900	894
Murphy Oil	16,800	539
Phillips 66	2,600	266
Transocean*	24,800	268
Valero Energy	13,300	1,276
World Fuel Services	7,700	215

		8,941

Pharmaceuticals (6.1%)
AbbVie	5,100	572
Johnson & Johnson	20,800	2,874
Merck	23,800	1,410

LSV Conservative Value Equity Fund
	Shares	Value (000)
Pharmaceuticals (continued)
Mylan*	6,800	$ 292
Pfizer	73,100	2,708

		7,856

Printing & Publishing (0.0%)
Gannett	4,300	51

Railroads (0.3%)
Norfolk Southern	2,600	392

Reinsurance (0.7%)
Everest Re Group	1,700	391
Reinsurance Group of America, Cl A	3,600	564

		955

Retail (3.1%)
Kohl’s	8,200	531
Kroger	19,400	589
Lowe’s	4,400	461
Macy’s	6,000	156
Wal-Mart Stores	20,800	2,217

		3,954

Retail REIT’s (0.2%)
Washington Prime Group	30,900	203

Semi-Conductors/Instruments (4.1%)
Intel	59,900	2,884
Lam Research	3,300	632
Micron Technology*	16,500	721
QUALCOMM	15,600	1,065

		5,302

Specialized REIT’s (1.5%)
Hospitality Properties Trust	13,200	375
LaSalle Hotel Properties	8,000	244
Omega Healthcare Investors	12,500	338
Spirit Realty Capital	53,500	437
Xenia Hotels & Resorts	23,800	529

		1,923

Technology Distributors (0.3%)
Tech Data*	4,200	422

Telephones & Telecommunications (5.6%)
AT&T	51,100	1,914
Cisco Systems	57,100	2,372
Corning	25,600	799
Juniper Networks	19,100	500
Verizon Communications	28,600	1,547

		7,132

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Thrifts & Mortgage Finance (0.8%)
MGIC Investment*	31,000	$ 460
Radian Group	22,900	505

		965

TOTAL COMMON STOCK (Cost $91,349)		126,727

	Face Amount (000)

Repurchase Agreement (1.4%)
Morgan Stanley 1.180%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $1,752 (collateralized by various US Treasury Notes, par values ranging from $0 to $832, coupon ranging from 0.875% to 6.250%, and maturity ranging from 07/15/18 to 08/15/27; with total market value $1,774)	$1,752	1,752

TOTAL REPURCHASE AGREEMENT (Cost $1,752)		1,752

Total Investments – 100.0% (Cost $93,101)		$ 128,479

Percentages are based on Net Assets of $128,447 (000).

*    Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$126,727	$—	$—	$126,727
Repurchase Agreement	—	1,752	—	1,752

Total Investments in Securities	$126,727	$1,752	$—	$128,479

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies,

please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-002-2300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018